Income Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax provision [Abstract]
Current tax
Deferred income tax (benefit)	(384,301)	(325,572)	(289,462)
Total	(384,301)	(325,572)	(289,462)
Change in valuation allowance	384,301	325,572	289,462
Total income tax expense